UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05299

T. Rowe Price Science & Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Science & Technology Fund	September 30, 2014

T. Rowe Price Science & Technology Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 95.3%		
BUSINESS SERVICES 1.2%		
Miscellaneous Business Services 1.2%		
Ctrip.com International, ADR (1)	766,400	43,501
Total Business Services		43,501
ENERGY 0.4%		
Energy Related 0.4%		
First Solar (1)	175,721	11,564
STR Holdings (1)(2)	2,958,300	4,290
Total Energy		15,854
HARDWARE 13.3%		
Consumer Electronics 0.9%		
Control4 (1)	433,600	5,606
RealD (1)(2)	2,906,400	27,233
		32,839
Enterprise Hardware 12.4%		
Agilent Technologies	798,500	45,499
Boeing	342,400	43,615
Dell (3)	7,045,780	96,879
IPG Photonics (1)	628,600	43,235
National Instruments	1,135,900	35,133
Stratasys (1)	480,200	57,999
Western Digital	1,306,000	127,100
		449,460
Total Hardware		482,299
HEALTH CARE 5.6%		
Healthcare Services 4.9%		
Hospira (1)	843,400	43,882

Intuitive Surgical (1)	163,400	75,461
Veeva Systems, Class A (1)	2,087,200	58,797
		178,140
Medical Devices 0.7%		
Stryker	313,900	25,347
		25,347
Total Health Care		203,487
INFORMATION SERVICES 2.0%		
E-Commerce 2.0%		
Vipshop Holdings, ADR (1)	389,035	73,532
Total Information Services		73,532
IT SERVICES 5.6%		
IT Services 5.6%		
Accenture, Class A	503,200	40,920
Atos (EUR)	150,139	10,876
Rackspace Hosting (1)	1,350,900	43,972
Visa, Class A	496,100	105,853
Total IT Services		201,621
MEDIA 30.4%		
Internet E-Commerce 14.2%		
Alibaba Group Holding, ADR (1)	366,088	32,527
Amazon.com (1)	792,000	255,372
Angie's List (1)	2,229,012	14,199
Coupons.com (1)	553,624	6,621
GrubHub (1)	63,500	2,174
GrubHub Seamless, Acquisition Date: 8/13/13 Cost $2,578 (1)(4)	150,977	4,911
HomeAway (1)	1,591,600	56,502
MercadoLibre	143,100	15,548

Priceline (1)	110,900	128,487
		516,341
Internet Media 13.2%		
Baidu, ADR (1)	569,400	124,260
Google, Class A (1)	157,800	92,851
Google, Class C (1)	157,800	91,107
LinkedIn (1)	481,200	99,989
NAVER (KRW)	12,425	9,422
Sina (1)	751,300	30,909
Yandex, Class A (1)	1,067,200	29,663
Youku Tudou, Class A, Acquisition Date: 9/15/10 – 6/14/11 Cost $- (1)(4)	10	—
		478,201
Media & Entertainment 3.0%		
Liberty Global (1)	1,571,400	64,451
Netflix (1)	45,600	20,574
Twenty-First Century Fox, Class A	702,300	24,082
		109,107
Total Media		1,103,649
SEMICONDUCTORS 12.7%		
Analog Semiconductors 1.4%		
ON Semiconductor (1)	2,307,139	20,626
Semtech (1)	1,189,900	32,306
		52,932
Digital Semiconductors 7.8%		
Altera	3,228,000	115,498
ARM Holdings, ADR	1,225,300	53,533
Atmel (1)	4,730,100	38,219
Mellanox Technologies (1)	311,927	13,996
SanDisk	617,700	60,504
		281,750

Semiconductor Capital Equipment 3.5%		
Applied Materials	1,120,100	24,205
ASML Holding	1,031,500	101,933
		126,138
Total Semiconductors		460,820
SOFTWARE 15.0%		
Applications Software 1.2%		
Atlassian, Class A, GDR, Acquisition Date: 4/9/14 Cost $2,461 (1)(3)(4)	153,791	2,461
Atlassian, Class A, GDR, Acquisition Date: 4/9/14 Cost $471 (1)(3)(4)	29,449	471
Atlassian, Class A, GDR, Acquisition Date: 4/9/14 Cost $684 (1)(3)(4)	42,749	684
Atlassian, Series 1, GDR, Acquisition Date: 4/9/14 Cost $1,201 (1)(3)(4)	75,039	1,201
Atlassian, Series 2, GDR, Acquisition Date: 4/9/14 Cost $3,215 (1)(3)(4)	200,917	3,215
Atlassian, Series A, GDR, Acquisition Date: 4/9/14 Cost $2,377 (1)(3)(4)	148,577	2,377
Fleetmatics (1)	383,000	11,681
NetSuite (1)	228,094	20,424
OPOWER (1)	46,500	877
RealNetworks (1)	167,125	1,161
		44,552
Consumer Software 0.2%		
Nintendo (JPY)	51,200	5,573
		5,573
Enterprise Software 0.9%		
iRobot (1)	1,061,900	32,335
		32,335
Infrastructure Software 5.4%		
Microsoft	1,170,700	54,274

Red Hat (1)	2,522,235	141,623
		195,897
Systems Software 3.7%		
Check Point Software Technologies (1)	775,300	53,682
ServiceNow (1)	250,800	14,742
VeriSign (1)	1,213,800	66,904
		135,328
Technical Software 3.6%		
Autodesk (1)	1,708,479	94,137
Dealertrack Technologies (1)	809,000	35,119
		129,256
Total Software		542,941
TECHNOLOGY 0.1%		
Software & Services 0.1%		
Dropbox, Class B, Acquisition Date: 5/1/12 Cost $1,031 (1)(3)(4)	113,932	2,176
Total Technology		2,176
TELECOM EQUIPMENT 4.1%		
Wireless Equipment 0.3%		
Trimble Navigation (1)	407,600	12,432
		12,432
Wireline Equipment 3.8%		
Aruba Networks (1)	1,292,439	27,891
Cisco Systems	2,678,700	67,423
Interactive Intelligence (1)	467,600	19,546
JDS Uniphase (1)	1,707,000	21,849
		136,709
Total Telecom Equipment		149,141

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Science & Technology Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on September 30, 1987. The fund seeks to provide long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2014, totaled $19,389,000 for the period ended September 30, 2014. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security during the period.

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

# - No quantitative unobservable inputs were significant to the fair value determination.

*Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease in the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $3,122,344,000. Net unrealized gain aggregated $526,004,000 at period-end, of which $638,675,000 related to appreciated investments and $112,671,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014